Revenue - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Revenue, Revenue Recognized	$ 8.4	$ 7.9	$ 8.2	$ 10.0	$ 3.5
Contract with Customer, Asset, Allowance for Credit Loss	0.0	0.0	0.0	0.0	0.0
Contract with Customer, Liability	45.2		44.6	43.2
Capitalized Contract Cost, Net	32.2		40.6	56.3
Capitalized Contract Cost, Amortization	14.5	18.1	35.1	29.8	17.3
Revenue, Remaining Performance Obligation, Amount	$ 877.2		$ 869.3
Revenue Remaining Performance Obligation Percentage Due Year One	55.00%		49.00%
Revenue Remaining Performance Obligation Percentage Due Year Two	26.00%		27.00%
Revenue Remaining Performance Obligation Percentage Due Year Thereafter	19.00%		24.00%
Cost of Sales [Member]
Capitalized Contract Cost, Amortization	$ 8.7	12.9	$ 24.1	21.2	12.7
Selling, General and Administrative Expenses [Member]
Capitalized Contract Cost, Amortization	5.8	$ 5.2	11.0	8.6	$ 4.3
Prepaid Expenses and Other Current Assets [Member]
Capitalized Contract Cost, Net	19.6		23.8	32.5
Other Assets [Member]
Capitalized Contract Cost, Net	$ 12.6		$ 16.8	$ 23.8